Intangible Assets and Goodwill - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Number of cash generating units		2	2
Goodwill	$ 27,274,668	$ 27,081,795	$ 27,086,727	$ 18,758,975
Impairment loss , Goodwill	0	0
Implied market capitalization of Goodwill	115,700,000	146,500,000
Net assets carrying value	$ 29,750,000	36,160,000
Agnity CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		$ 0